SCHEDULE OF WARRANT LIABILITIES (Details) (Parenthetical) - shares	Aug. 29, 2022	Aug. 18, 2022	Jun. 16, 2022
Warrant [Member]
Warrant exercised, shares	90,000	185,000	50,000